SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 96.18%
China — 89.44%
2,200	360 DigiTech, Inc., ADR	$44,792
40,058	Alibaba Group Holding Ltd.*	439,553
3,000	Anjoy Foods Group Co. Ltd., Class A	69,823
13,197	Baidu, Inc., Class A*	188,199
67,300	Beijing Dabeinong Technology Group Co. Ltd., Class A*	86,110
16,893	BOC Hong Kong Holdings Ltd.	57,348
2,000	BYD Co. Ltd., Class H	49,068
35,000	China Longyuan Power Group Corp. Ltd., Class H	42,546
44,000	China Merchants Bank Co. Ltd., Class H	243,490
10,500	China Resources Beer Holdings Co. Ltd.	73,034
29,197	China Resources Land Ltd.	132,828
37,503	China State Construction International Holdings Ltd.	41,991
35,800	China Taiping Insurance Holdings Co. Ltd.	44,419
8,600	Citic Pacific Special Steel Group Co. Ltd., Class A	21,194
123,644	CSPC Pharmaceutical Group Ltd.	128,722
44,000	Guangdong Investment Ltd.	44,926
33,400	Haier Smart Home Co. Ltd., Class H	113,362
9,460	Hygeia Healthcare Holdings Co. Ltd.*,(a)	67,495
19,000	InnoCare Pharma Ltd.*,(a)	32,988
7,350	JD.com, Inc., Class A	205,187
3,495	Kanzhun Ltd., ADR*	71,193
2,700	KE Holdings, Inc., ADR*	37,692
170	Kweichow Moutai Co. Ltd., Class A	42,054
7,500	Li Ning Co. Ltd.	64,493
280	LONGi Green Energy Technology Co. Ltd., Class A	1,696
10,400	Longshine Technology Group Co. Ltd., Class A	32,851
14,300	Luxshare Precision Industry Co. Ltd., Class A	65,155
12,750	Meituan, Class B*,(a)	282,487
15,400	NARI Technology Co. Ltd., Class A	53,820
700	NAURA Technology Group Co. Ltd., Class A	22,653
4,500	NetEase, Inc.	65,268
9,200	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	43,798
5,300	Shanghai International Airport Co. Ltd., Class A*	43,906
33,899	Shanghai Liangxin Electrical Co. Ltd., Class A	71,325
4,100	Shenzhen Inovance Technology Co. Ltd., Class A	40,909
2,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	117,904
6,533	Shenzhou International Group Holdings Ltd.	72,855
18,900	Sinoseal Holding Co. Ltd., Class A	105,698
10,446	Tencent Holdings Ltd.	442,914
1,822	Trip.com Group Ltd.*	62,840
3,000	Wanhua Chemical Group Co. Ltd., Class A	39,887
53,900	Zhuzhou Kibing Group Co. Ltd., Class A	88,063
36,777	Zijin Mining Group Co. Ltd., Class H	49,428
3,100	ZTO Express Cayman, Inc., ADR	83,297

		4,129,261

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Hong Kong — 6.74%
13,200	AIA Group Ltd.	$145,773
3,851	Hong Kong Exchanges & Clearing Ltd.	165,478

		311,251

Total Common Stocks (Cost $4,389,026)		4,440,512

Total Investments (Cost $4,389,026) — 96.18%		$4,440,512
Other assets in excess of liabilities — 3.82%		176,379

NET ASSETS — 100.00%		$4,616,891

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Discretionary	27.94%
Communication Services	16.63%
Financials	15.19%
Industrials	11.46%
Health Care	7.52%
Consumer Staples	5.87%
Real Estate	3.69%
Materials	3.34%
Information Technology	2.65%
Utilities	1.89%
Other*	3.82%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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